UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06563

Calvert World Values Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert Emerging Markets Advancement Fund

Class A CEFAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Advancement Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$135,022,036
# of Portfolio Holdings	318
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	16.1%
Cyprus	3.5%
South Africa	5.2%
United States	5.4%
Brazil	6.5%
Chile	8.6%
India	9.1%
China	9.3%
South Korea	11.6%
Greece	11.8%
Taiwan	12.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
Samsung Electronics Co. Ltd.	5.4%
Bank of Cyprus Holdings PLC	3.5%
SK Hynix, Inc.	3.0%
National Bank of Greece SA	2.9%
Nova Ljubljanska Banka DD, GDR	2.9%
Georgia Capital PLC	2.3%
Eurobank SA, Class A	2.2%
Sociedad Quimica y Minera de Chile SA, Class B, PFC Shares	2.2%
Tencent Holdings Ltd.	2.1%
Total	32.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CEFAX-TSR-SAR

Calvert Emerging Markets Advancement Fund

Class I CEFIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Advancement Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$135,022,036
# of Portfolio Holdings	318
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	16.1%
Cyprus	3.5%
South Africa	5.2%
United States	5.4%
Brazil	6.5%
Chile	8.6%
India	9.1%
China	9.3%
South Korea	11.6%
Greece	11.8%
Taiwan	12.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
Samsung Electronics Co. Ltd.	5.4%
Bank of Cyprus Holdings PLC	3.5%
SK Hynix, Inc.	3.0%
National Bank of Greece SA	2.9%
Nova Ljubljanska Banka DD, GDR	2.9%
Georgia Capital PLC	2.3%
Eurobank SA, Class A	2.2%
Sociedad Quimica y Minera de Chile SA, Class B, PFC Shares	2.2%
Tencent Holdings Ltd.	2.1%
Total	32.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CEFIX-TSR-SAR

Calvert Emerging Markets Equity Fund

Class A CVMAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,397,981,288
# of Portfolio Holdings	73
Portfolio Turnover Rate	8%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.6%
United States	1.8%
Hong Kong	2.7%
Poland	2.9%
Mexico	3.0%
South Africa	4.2%
Brazil	6.3%
India	13.3%
South Korea	15.4%
China	16.7%
Taiwan	27.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	16.9%
Samsung Electronics Co. Ltd.	7.9%
Tencent Holdings Ltd.	5.3%
Alibaba Group Holding Ltd.	4.0%
Delta Electronics, Inc.	4.0%
SK Hynix, Inc.	2.9%
ICICI Bank Ltd.	2.2%
KB Financial Group, Inc.	1.9%
HDFC Bank Ltd.	1.9%
Antofagasta PLC	1.7%
Total	48.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CVMAX-TSR-SAR

Calvert Emerging Markets Equity Fund

Class C CVMCX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	1.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,397,981,288
# of Portfolio Holdings	73
Portfolio Turnover Rate	8%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.6%
United States	1.8%
Hong Kong	2.7%
Poland	2.9%
Mexico	3.0%
South Africa	4.2%
Brazil	6.3%
India	13.3%
South Korea	15.4%
China	16.7%
Taiwan	27.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	16.9%
Samsung Electronics Co. Ltd.	7.9%
Tencent Holdings Ltd.	5.3%
Alibaba Group Holding Ltd.	4.0%
Delta Electronics, Inc.	4.0%
SK Hynix, Inc.	2.9%
ICICI Bank Ltd.	2.2%
KB Financial Group, Inc.	1.9%
HDFC Bank Ltd.	1.9%
Antofagasta PLC	1.7%
Total	48.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CVMCX-TSR-SAR

Calvert Emerging Markets Equity Fund

Class I CVMIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,397,981,288
# of Portfolio Holdings	73
Portfolio Turnover Rate	8%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.6%
United States	1.8%
Hong Kong	2.7%
Poland	2.9%
Mexico	3.0%
South Africa	4.2%
Brazil	6.3%
India	13.3%
South Korea	15.4%
China	16.7%
Taiwan	27.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	16.9%
Samsung Electronics Co. Ltd.	7.9%
Tencent Holdings Ltd.	5.3%
Alibaba Group Holding Ltd.	4.0%
Delta Electronics, Inc.	4.0%
SK Hynix, Inc.	2.9%
ICICI Bank Ltd.	2.2%
KB Financial Group, Inc.	1.9%
HDFC Bank Ltd.	1.9%
Antofagasta PLC	1.7%
Total	48.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CVMIX-TSR-SAR

Calvert Emerging Markets Equity Fund

Class R6 CVMRX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,397,981,288
# of Portfolio Holdings	73
Portfolio Turnover Rate	8%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.6%
United States	1.8%
Hong Kong	2.7%
Poland	2.9%
Mexico	3.0%
South Africa	4.2%
Brazil	6.3%
India	13.3%
South Korea	15.4%
China	16.7%
Taiwan	27.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	16.9%
Samsung Electronics Co. Ltd.	7.9%
Tencent Holdings Ltd.	5.3%
Alibaba Group Holding Ltd.	4.0%
Delta Electronics, Inc.	4.0%
SK Hynix, Inc.	2.9%
ICICI Bank Ltd.	2.2%
KB Financial Group, Inc.	1.9%
HDFC Bank Ltd.	1.9%
Antofagasta PLC	1.7%
Total	48.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CVMRX-TSR-SAR

Calvert International Equity Fund

Class A CWVGX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$786,194,788
# of Portfolio Holdings	45
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.8%
Belgium	2.3%
Singapore	3.1%
Hong Kong	3.5%
Sweden	3.8%
Netherlands	5.3%
Spain	5.4%
Japan	8.6%
Switzerland	16.4%
France	18.5%
United Kingdom	26.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	5.0%
AstraZeneca PLC	4.6%
ASML Holding NV	4.2%
InterContinental Hotels Group PLC	3.6%
AIA Group Ltd.	3.5%
Roche Holding AG	3.4%
Compass Group PLC	3.4%
Iberdrola SA	3.4%
Schneider Electric SE	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Total	37.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CWVGX-TSR-SAR

Calvert International Equity Fund

Class C CWVCX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$786,194,788
# of Portfolio Holdings	45
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.8%
Belgium	2.3%
Singapore	3.1%
Hong Kong	3.5%
Sweden	3.8%
Netherlands	5.3%
Spain	5.4%
Japan	8.6%
Switzerland	16.4%
France	18.5%
United Kingdom	26.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	5.0%
AstraZeneca PLC	4.6%
ASML Holding NV	4.2%
InterContinental Hotels Group PLC	3.6%
AIA Group Ltd.	3.5%
Roche Holding AG	3.4%
Compass Group PLC	3.4%
Iberdrola SA	3.4%
Schneider Electric SE	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Total	37.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CWVCX-TSR-SAR

Calvert International Equity Fund

Class I CWVIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$786,194,788
# of Portfolio Holdings	45
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.8%
Belgium	2.3%
Singapore	3.1%
Hong Kong	3.5%
Sweden	3.8%
Netherlands	5.3%
Spain	5.4%
Japan	8.6%
Switzerland	16.4%
France	18.5%
United Kingdom	26.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	5.0%
AstraZeneca PLC	4.6%
ASML Holding NV	4.2%
InterContinental Hotels Group PLC	3.6%
AIA Group Ltd.	3.5%
Roche Holding AG	3.4%
Compass Group PLC	3.4%
Iberdrola SA	3.4%
Schneider Electric SE	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Total	37.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CWVIX-TSR-SAR

Calvert International Equity Fund

Class R6 CIESX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$786,194,788
# of Portfolio Holdings	45
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	6.8%
Belgium	2.3%
Singapore	3.1%
Hong Kong	3.5%
Sweden	3.8%
Netherlands	5.3%
Spain	5.4%
Japan	8.6%
Switzerland	16.4%
France	18.5%
United Kingdom	26.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Nestle SA	5.0%
AstraZeneca PLC	4.6%
ASML Holding NV	4.2%
InterContinental Hotels Group PLC	3.6%
AIA Group Ltd.	3.5%
Roche Holding AG	3.4%
Compass Group PLC	3.4%
Iberdrola SA	3.4%
Schneider Electric SE	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Total	37.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CIESX-TSR-SAR

Calvert International Opportunities Fund

Class A CIOAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$234,460,284
# of Portfolio Holdings	86
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.3%
Ireland	2.8%
Belgium	2.8%
Sweden	4.2%
Netherlands	5.3%
Australia	5.3%
Switzerland	6.1%
Germany	6.2%
Italy	7.9%
United Kingdom	23.6%
Japan	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Diploma PLC	2.3%
BAWAG Group AG	2.3%
FinecoBank Banca Fineco SpA	2.0%
Relo Group, Inc.	2.0%
Halma PLC	1.9%
Games Workshop Group PLC	1.8%
Makita Corp.	1.8%
Moncler SpA	1.8%
Euronext NV	1.8%
Babcock International Group PLC	1.8%
Total	19.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CIOAX-TSR-SAR

Calvert International Opportunities Fund

Class C COICX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$234,460,284
# of Portfolio Holdings	86
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.3%
Ireland	2.8%
Belgium	2.8%
Sweden	4.2%
Netherlands	5.3%
Australia	5.3%
Switzerland	6.1%
Germany	6.2%
Italy	7.9%
United Kingdom	23.6%
Japan	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Diploma PLC	2.3%
BAWAG Group AG	2.3%
FinecoBank Banca Fineco SpA	2.0%
Relo Group, Inc.	2.0%
Halma PLC	1.9%
Games Workshop Group PLC	1.8%
Makita Corp.	1.8%
Moncler SpA	1.8%
Euronext NV	1.8%
Babcock International Group PLC	1.8%
Total	19.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

COICX-TSR-SAR

Calvert International Opportunities Fund

Class I COIIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$234,460,284
# of Portfolio Holdings	86
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.3%
Ireland	2.8%
Belgium	2.8%
Sweden	4.2%
Netherlands	5.3%
Australia	5.3%
Switzerland	6.1%
Germany	6.2%
Italy	7.9%
United Kingdom	23.6%
Japan	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Diploma PLC	2.3%
BAWAG Group AG	2.3%
FinecoBank Banca Fineco SpA	2.0%
Relo Group, Inc.	2.0%
Halma PLC	1.9%
Games Workshop Group PLC	1.8%
Makita Corp.	1.8%
Moncler SpA	1.8%
Euronext NV	1.8%
Babcock International Group PLC	1.8%
Total	19.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

COIIX-TSR-SAR

Calvert International Opportunities Fund

Class R6 COIRX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$234,460,284
# of Portfolio Holdings	86
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.3%
Ireland	2.8%
Belgium	2.8%
Sweden	4.2%
Netherlands	5.3%
Australia	5.3%
Switzerland	6.1%
Germany	6.2%
Italy	7.9%
United Kingdom	23.6%
Japan	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Diploma PLC	2.3%
BAWAG Group AG	2.3%
FinecoBank Banca Fineco SpA	2.0%
Relo Group, Inc.	2.0%
Halma PLC	1.9%
Games Workshop Group PLC	1.8%
Makita Corp.	1.8%
Moncler SpA	1.8%
Euronext NV	1.8%
Babcock International Group PLC	1.8%
Total	19.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

COIRX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Emerging Markets Equity Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
Emerging Markets Equity Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Emerging Markets Equity Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Brazil — 6.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	278,892	$ 8,519,913
Itau Unibanco Holding SA, PFC Shares	2,043,193	17,150,696
MercadoLibre, Inc.(1)	4,832	8,354,625
Raia Drogasil SA	3,094,099	14,055,262
Rede D'Or Sao Luiz SA(2)	1,453,693	10,936,690
Telefonica Brasil SA	1,090,717	8,681,769
WEG SA	2,166,126	21,331,523
		$ 89,030,478
Chile — 0.8%
Banco de Chile	58,284,092	$10,589,540
		$10,589,540
China — 16.7%
Alibaba Group Holding Ltd.	3,572,700	$56,000,232
Bank of Jiangsu Co. Ltd., Class A	4,764,600	7,536,314
BYD Co. Ltd., Class H	1,024,998	14,013,085
China International Capital Corp. Ltd., Class H(2)	2,342,000	5,199,613
China Merchants Bank Co. Ltd., Class H	3,533,000	22,449,473
Contemporary Amperex Technology Co. Ltd., Class A	190,800	11,288,884
NARI Technology Co. Ltd., Class A	4,249,730	16,114,991
NetEase, Inc.	457,800	10,229,450
Shenzhen Inovance Technology Co. Ltd., Class A	1,075,883	10,539,823
Tencent Holdings Ltd.	1,180,313	74,445,100
Xiaomi Corp., Class B(1)(2)(3)	1,436,600	5,934,105
		$233,751,070
Czech Republic — 0.7%
Komercni Banka AS	192,616	$9,827,333
		$9,827,333
Hong Kong — 2.7%
AIA Group Ltd.	2,185,617	$24,285,095
Hong Kong Exchanges & Clearing Ltd.	282,200	14,236,418
		$38,521,513
Hungary — 0.9%
Richter Gedeon Nyrt	358,469	$12,771,597
		$12,771,597
India — 13.3%
360 ONE WAM Ltd.	501,408	$5,065,467
Avenue Supermarts Ltd.(1)(2)	112,720	4,744,754
Axis Bank Ltd.	832,651	10,312,563
Bajaj Finance Ltd.	1,401,784	11,994,614
CG Power & Industrial Solutions Ltd.	697,013	4,853,682
Colgate-Palmolive India Ltd.	153,687	2,911,404
HDFC Asset Management Co. Ltd.(2)	431,106	10,140,175
HDFC Bank Ltd.	3,354,051	26,272,418
ICICI Bank Ltd.	2,387,237	30,645,561
Security	Shares	Value
India (continued)
IDFC First Bank Ltd.	12,476,512	$ 7,809,039
Lodha Developers Ltd.(2)	524,872	3,794,056
Mahindra & Mahindra Ltd.	649,879	20,384,466
MakeMyTrip Ltd.(1)(3)	110,466	4,119,277
Max Healthcare Institute Ltd.	1,378,882	14,148,460
SBI Life Insurance Co. Ltd.(2)	1,003,251	18,977,558
Shriram Finance Ltd.	794,304	7,390,066
Tata Consultancy Services Ltd.	123,489	3,109,533
		$186,673,093
Indonesia — 0.3%
Cisarua Mountain Dairy Tbk. PT	17,131,300	$4,372,879
		$4,372,879
Malaysia — 1.0%
CIMB Group Holdings Bhd.	7,871,200	$14,764,923
		$14,764,923
Mexico — 3.0%
America Movil SAB de CV ADR	292,541	$7,453,945
Grupo Financiero Banorte SAB de CV, Class O	1,502,789	16,640,267
Prologis Property Mexico SA de CV	1,672,476	7,300,927
Wal-Mart de Mexico SAB de CV	3,405,641	11,104,484
		$42,499,623
Peru — 1.1%
Credicorp Ltd.	44,651	$15,144,726
		$15,144,726
Poland — 2.9%
Allegro.eu SA(1)(2)	1,718,342	$12,334,194
Budimex SA	39,191	7,046,156
Grupa Kety SA	31,861	8,477,939
Powszechna Kasa Oszczednosci Bank Polski SA	520,768	12,318,240
		$40,176,529
South Africa — 4.2%
AVI Ltd.	1,934,638	$11,876,012
Capitec Bank Holdings Ltd.	79,157	19,448,410
OUTsurance Group Ltd.	1,901,277	7,817,087
Standard Bank Group Ltd.	706,294	12,790,794
Vodacom Group Ltd.	779,642	6,678,018
		$58,610,321
South Korea — 15.5%
Hyundai Motor Co.	56,223	$17,320,077
KB Financial Group, Inc.	272,549	26,756,259
Kia Corp.	105,690	10,434,877
NAVER Corp.	72,873	9,921,545
Samsung Electronics Co. Ltd.	949,572	111,063,169
SK Hynix, Inc.	72,339	41,042,599
		$216,538,526

1
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan — 27.2%
Airtac International Group	395,000	$ 12,580,928
Alchip Technologies Ltd.	90,000	7,339,651
ASE Technology Holding Co. Ltd.	1,300,000	14,308,005
Chailease Holding Co. Ltd.	1,524,900	5,284,440
Delta Electronics, Inc.	1,230,000	55,461,125
MediaTek, Inc.	370,000	17,747,101
Taiwan Semiconductor Manufacturing Co. Ltd.	4,087,000	236,369,703
Unimicron Technology Corp.	927,373	13,569,660
Wiwynn Corp.	158,000	17,001,733
		$379,662,346
United Kingdom — 1.8%
Antofagasta PLC	547,722	$24,562,303
		$24,562,303
Total Common Stocks (identified cost $876,518,170)		$1,377,496,800

Short-Term Investments — 1.8%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(4)	24,595,932	$ 24,595,932
Total Short-Term Investments (identified cost $24,595,932)		$ 24,595,932

Total Investments — 100.3% (identified cost $901,114,102)	$1,402,092,732
Other Assets, Less Liabilities — (0.3)%	$ (4,111,444)
Net Assets — 100.0%	$1,397,981,288

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $72,061,145 or 5.2% of the Fund's net assets.
(3)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $831,263.
(4)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2026.
At March 31, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	37.4%
Financials	26.5
Consumer Discretionary	10.2
Communication Services	8.4
Industrials	6.0
Consumer Staples	3.5
Health Care	2.7
Materials	2.4
Real Estate	0.8
Utilities	0.6
Total	98.5%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

2
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $876,518,170) - including $831,263 of securities on loan	$1,377,496,800
Investments in securities of affiliated issuers, at value (identified cost $24,595,932)	24,595,932
Cash	1,946
Cash denominated in foreign currency, at value (cost $971,347)	971,051
Receivable for capital shares sold	368,393
Dividends receivable	3,024,471
Dividends receivable - affiliated	32,913
Securities lending income receivable	268
Tax reclaims receivable	98,409
Receivable from affiliates	157,748
Directors' deferred compensation plan	581,763
Total assets	$1,407,329,694
Liabilities
Payable for capital shares redeemed	$929,206
Payable for foreign capital gains taxes	5,935,992
Payable to affiliates:
Investment advisory fee	893,216
Administrative fee	147,039
Distribution and service fees	53,310
Sub-transfer agency fee	64,984
Directors' fees and expenses	16,489
Directors' deferred compensation plan	581,763
Accrued expenses	726,407
Total liabilities	$9,348,406
Net Assets	$1,397,981,288
Sources of Net Assets
Paid-in capital	$1,088,408,902
Distributable earnings	309,572,386
Net Assets	$1,397,981,288
Class A Shares
Net Assets	$210,873,027
Shares Outstanding	8,999,074
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$23.43
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$24.73
Class C Shares
Net Assets	$7,331,477
Shares Outstanding	326,032
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$22.49
3
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class I Shares
Net Assets	$1,056,410,695
Shares Outstanding	44,639,067
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$23.67
Class R6 Shares
Net Assets	$123,366,089
Shares Outstanding	5,226,399
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$23.60

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $1,523,665)	$10,672,760
Dividend income - affiliated issuers	236,882
Interest income (net of foreign taxes withheld of $2)	1,124
Securities lending income, net	22,760
Total investment income	$10,933,526
Expenses
Investment advisory fee	$5,163,161
Administrative fee	848,739
Distribution and service fees:
Class A	270,485
Class C	46,741
Directors' fees and expenses	56,053
Custodian fees	189,723
Transfer agency fees and expenses	863,445
Accounting fees	134,306
Professional fees	53,022
Registration fees	33,854
Reports to shareholders	41,796
Miscellaneous	33,304
Total expenses	$7,734,629
Waiver and/or reimbursement of expenses by affiliates	$(476,261)
Net expenses	$7,258,368
Net investment income	$3,675,158
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$45,782,023
Foreign currency transactions	(6,816)
Net realized gain	$45,775,207
Change in unrealized appreciation (depreciation):
Investment securities (including net decrease in payable for foreign capital gains taxes of $2,563,367)	$83,948,483
Foreign currency	(1,766)
Net change in unrealized appreciation (depreciation)	$83,946,717
Net realized and unrealized gain	$129,721,924
Net increase in net assets from operations	$133,397,082
5
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,675,158	$12,636,306
Net realized gain	45,775,207	122,925,268
Net change in unrealized appreciation (depreciation)	83,946,717	58,495,292
Net increase in net assets from operations	$133,397,082	$194,056,866
Distributions to shareholders:
Class A	$(4,363,696)	$(843,421)
Class C	(125,247)	—
Class I	(23,012,710)	(5,949,225)
Class R6	(2,907,839)	(611,393)
Total distributions to shareholders	$(30,409,492)	$(7,404,039)
Capital share transactions:
Class A	$(9,552,194)	$(38,269,414)
Class C	(3,557,628)	(3,434,036)
Class I	(24,199,367)	(233,945,880)
Class R6	(10,626,115)	(54,529,376)
Net decrease in net assets from capital share transactions	$(47,935,304)	$(330,178,706)
Net increase (decrease) in net assets	$55,052,286	$(143,525,879)
Net Assets
At beginning of period	$1,342,929,002	$1,486,454,881
At end of period	$1,397,981,288	$1,342,929,002
6
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$21.77	$18.60	$15.21	$14.26	$20.98	$18.33
Income (Loss) From Operations
Net investment income(1)	$0.04	$0.15	$0.14	$0.17	$0.14	$0.12
Net realized and unrealized gain (loss)	2.09	3.10	3.37	0.86	(6.79)	2.59
Total income (loss) from operations	$2.13	$3.25	$3.51	$1.03	$(6.65)	$2.71
Less Distributions
From net investment income	$(0.47)	$(0.08)	$(0.12)	$(0.08)	$(0.07)	$(0.06)
Total distributions	$(0.47)	$(0.08)	$(0.12)	$(0.08)	$(0.07)	$(0.06)
Net asset value — End of period	$23.43	$21.77	$18.60	$15.21	$14.26	$20.98
Total Return(2)	9.92%(3)	17.50%	23.25%	7.22%	(31.79)%	14.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$210,873	$204,344	$214,948	$175,220	$178,282	$290,117
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.31%(5)	1.34%	1.34%(6)	1.30%	1.29%	1.27%
Net expenses	1.24%(5)(7)	1.24%(7)	1.28%(6)(7)	1.24%(7)	1.24%(7)	1.24%
Net investment income	0.31%(5)	0.79%	0.85%	1.08%	0.76%	0.54%
Portfolio Turnover	8%(3)	67%	36%	59%	56%	36%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense and fees of 0.04% of average daily nets assets for the year ended September 30, 2024.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$20.82	$17.84	$14.59	$13.71	$20.25	$17.78
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.05)	$0.00(2)	$0.01	$0.05	$(0.02)	$(0.07)
Net realized and unrealized gain (loss)	2.01	2.98	3.24	0.83	(6.52)	2.54
Total income (loss) from operations	$1.96	$2.98	$3.25	$0.88	$(6.54)	$2.47
Less Distributions
From net investment income	$(0.29)	$ —	$ —	$ —	$ —	$ —
Total distributions	$(0.29)	$ —	$ —	$ —	$ —	$ —
Net asset value — End of period	$22.49	$20.82	$17.84	$14.59	$13.71	$20.25
Total Return(3)	9.50%(4)	16.64%	22.34%	6.42%	(32.30)%	13.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,331	$10,028	$12,075	$14,341	$19,000	$33,249
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.06%(6)	2.09%	2.09%(7)	2.05%	2.05%	2.02%
Net expenses	1.99%(6)(8)	1.99%(8)	2.03%(7)(8)	1.99%(8)	1.99%(8)	1.99%
Net investment income (loss)	(0.45)%(6)	0.02%	0.09%	0.30%	(0.09)%	(0.32)%
Portfolio Turnover	8%(4)	67%	36%	59%	56%	36%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense and fees of 0.04% of average daily nets assets for the year ended September 30, 2024.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$22.01	$18.79	$15.35	$14.40	$21.21	$18.52
Income (Loss) From Operations
Net investment income(1)	$0.07	$0.19	$0.17	$0.21	$0.17	$0.16
Net realized and unrealized gain (loss)	2.11	3.14	3.42	0.86	(6.82)	2.62
Total income (loss) from operations	$2.18	$3.33	$3.59	$1.07	$(6.65)	$2.78
Less Distributions
From net investment income	$(0.52)	$(0.11)	$(0.15)	$(0.12)	$(0.16)	$(0.09)
Total distributions	$(0.52)	$(0.11)	$(0.15)	$(0.12)	$(0.16)	$(0.09)
Net asset value — End of period	$23.67	$22.01	$18.79	$15.35	$14.40	$21.21
Total Return(2)	10.05%(3)	17.81%	23.62%	7.42%	(31.59)%	14.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,056,411	$1,003,956	$1,096,466	$1,598,483	$1,818,889	$3,357,833
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.06%(5)	1.09%	1.09%(6)	1.05%	1.04%	1.02%
Net expenses	0.99%(5)(7)	0.99%(7)	1.03%(6)(7)	0.99%(7)	0.99%(7)	0.99%
Net investment income	0.56%(5)	1.03%	1.05%	1.33%	0.91%	0.71%
Portfolio Turnover	8%(3)	67%	36%	59%	56%	36%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense and fees of 0.04% of average daily nets assets for the year ended September 30, 2024.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$21.96	$18.74	$15.32	$14.37	$21.18	$18.49
Income (Loss) From Operations
Net investment income(1)	$0.07	$0.21	$0.19	$0.22	$0.18	$0.17
Net realized and unrealized gain (loss)	2.11	3.12	3.40	0.87	(6.81)	2.62
Total income (loss) from operations	$2.18	$3.33	$3.59	$1.09	$(6.63)	$2.79
Less Distributions
From net investment income	$(0.54)	$(0.11)	$(0.17)	$(0.14)	$(0.18)	$(0.10)
Total distributions	$(0.54)	$(0.11)	$(0.17)	$(0.14)	$(0.18)	$(0.10)
Net asset value — End of period	$23.60	$21.96	$18.74	$15.32	$14.37	$21.18
Total Return(2)	10.08%(3)	17.90%	23.63%	7.55%	(31.55)%	15.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$123,366	$124,600	$162,966	$331,901	$265,436	$522,879
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.97%(5)	1.00%	1.04%(6)	0.98%	0.97%	0.94%
Net expenses	0.92%(5)(7)	0.92%(7)	0.96%(6)(7)	0.92%(7)	0.92%(7)	0.92%
Net investment income	0.63%(5)	1.12%	1.13%	1.36%	1.00%	0.78%
Portfolio Turnover	8%(3)	67%	36%	59%	56%	36%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense and fees of 0.04% of average daily nets assets for the year ended September 30, 2024.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Emerging Markets Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
11

Calvert
Emerging Markets Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$89,030,478	$ —	$ —	$89,030,478
Chile	—	10,589,540	—	10,589,540
China	—	233,751,070	—	233,751,070
Czech Republic	—	9,827,333	—	9,827,333
Hong Kong	—	38,521,513	—	38,521,513
Hungary	—	12,771,597	—	12,771,597
India	4,119,277	182,553,816	—	186,673,093
Indonesia	—	4,372,879	—	4,372,879
Malaysia	—	14,764,923	—	14,764,923
Mexico	42,499,623	—	—	42,499,623
Peru	15,144,726	—	—	15,144,726
Poland	—	40,176,529	—	40,176,529
South Africa	—	58,610,321	—	58,610,321
South Korea	—	216,538,526	—	216,538,526
Taiwan	—	379,662,346	—	379,662,346
United Kingdom	—	24,562,303	—	24,562,303
Total Common Stocks	$150,794,104	$1,226,702,696(1)	$ —	$1,377,496,800
Short-Term Investments	$24,595,932	$ —	$ —	$24,595,932
Total Investments	$175,390,036	$1,226,702,696	$ —	$1,402,092,732

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares.
12

Calvert
Emerging Markets Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.73% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2026, the investment advisory fee amounted to $5,163,161.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $9,260 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99%, 0.99% and 0.92% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM waived and/or reimbursed expenses of $467,001.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $848,739.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the
13

Calvert
Emerging Markets Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $270,485 and $46,741 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $1,476 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by each of Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $107,910 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $107,485,967 and $198,585,651, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $218,379,068 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $218,379,068 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$914,407,206
Gross unrealized appreciation	$528,187,198
Gross unrealized depreciation	(40,501,672)
Net unrealized appreciation	$487,685,526
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
14

Calvert
Emerging Markets Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2026, the total value of securities on loan was $831,263 and the total value of collateral received was $854,063, comprised of U.S. government and/or agencies securities.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2026. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
7  Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $24,595,932, which represents 1.8% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$9,133,995	$142,948,400	$(127,486,463)	$ —	$ —	$24,595,932	$236,882	24,595,932
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	642,202	$15,301,588	794,654	$14,759,270
Reinvestment of distributions	84,335	1,857,891	19,236	332,407
Shares redeemed	(1,112,114)	(26,711,673)	(2,982,640)	(53,361,091)
Net decrease	(385,577)	$(9,552,194)	(2,168,750)	$(38,269,414)
Class C
Shares sold	12,590	$285,759	11,495	$204,173
Reinvestment of distributions	5,851	123,990	—	—
Shares redeemed	(174,128)	(3,967,377)	(206,548)	(3,638,209)
Net decrease	(155,687)	$(3,557,628)	(195,053)	$(3,434,036)
15

Calvert
Emerging Markets Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class I
Shares sold	4,170,079	$100,207,002	6,624,518	$121,819,191
Reinvestment of distributions	996,870	22,160,419	322,798	5,626,362
Shares redeemed	(6,146,512)	(146,566,788)	(19,677,546)	(361,391,433)
Net decrease	(979,563)	$(24,199,367)	(12,730,230)	$(233,945,880)
Class R6
Shares sold	300,225	$7,324,545	1,901,859	$35,524,772
Reinvestment of distributions	86,160	1,910,171	26,615	462,572
Shares redeemed	(832,906)	(19,860,831)	(4,952,731)	(90,516,720)
Net decrease	(446,521)	$(10,626,115)	(3,024,257)	$(54,529,376)
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
16

CVMAX-NCSR 3.31.26

Calvert
International Equity Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
International Equity Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
International Equity Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Belgium — 2.3%
KBC Group NV	147,841	$ 18,094,550
		$ 18,094,550
Denmark — 1.1%
Coloplast AS, Class B	128,173	$ 8,731,002
		$ 8,731,002
France — 18.6%
AXA SA	500,126	$ 22,981,557
BNP Paribas SA	247,533	23,580,892
L'Oreal Prime De Fidelite(1)	53,204	21,722,689
L'Oreal SA	13,617	5,559,692
LVMH Moet Hennessy Louis Vuitton SE	46,480	25,408,262
Safran SA	66,785	21,854,014
Schneider Electric SE	93,672	25,514,532
		$146,621,638
Germany — 1.7%
Infineon Technologies AG	297,740	$13,507,309
		$13,507,309
Hong Kong — 3.6%
AIA Group Ltd.	2,512,523	$27,917,453
		$27,917,453
India — 2.0%
HDFC Bank Ltd.	1,966,826	$15,406,228
		$15,406,228
Japan — 8.7%
Keyence Corp.	68,167	$24,261,121
Recruit Holdings Co. Ltd.	351,857	15,330,387
Terumo Corp.	1,041,980	13,998,740
Tokyo Electron Ltd.	59,608	14,809,663
		$68,399,911
Netherlands — 5.4%
ASML Holding NV	25,029	$33,282,463
IMCD NV	85,722	8,970,457
		$42,252,920
Singapore — 3.1%
DBS Group Holdings Ltd.	544,197	$24,216,831
		$24,216,831
Spain — 5.4%
Amadeus IT Group SA	283,619	$16,217,542
Iberdrola SA	1,156,978	26,488,030
		$42,705,572
Security	Shares	Value
Sweden — 3.8%
Atlas Copco AB, Class A	811,927	$ 14,327,933
Indutrade AB	675,253	15,482,776
		$ 29,810,709
Switzerland — 16.5%
Cie Financiere Richemont SA, Class A	109,371	$ 19,311,200
Lonza Group AG	23,846	15,297,647
Nestle SA	402,977	39,528,418
Roche Holding AG	67,382	26,891,539
Sika AG	84,678	14,015,750
Straumann Holding AG	143,331	14,995,736
		$130,040,290
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	26,166	$8,842,800
		$8,842,800
United Kingdom — 26.5%
AstraZeneca PLC	187,543	$36,672,148
Compass Group PLC	953,793	26,611,695
Halma PLC	415,173	21,186,604
InterContinental Hotels Group PLC	215,933	28,476,127
Intertek Group PLC	218,848	10,648,916
London Stock Exchange Group PLC	155,139	18,320,011
NatWest Group PLC	3,025,718	22,414,346
Reckitt Benckiser Group PLC	375,066	25,219,565
RELX PLC	571,714	18,730,695
		$208,280,107
Total Common Stocks (identified cost $645,172,381)		$784,827,320

Preferred Stocks — 0.0%

Security	Shares	Value
Mexico — 0.0%
FINAE, Series D(1)(2)(3)	2,597,442	$ 0
		$ 0
United States — 0.0%
Bioceptive, Inc.:
Series A(1)(2)(3)	582,574	$ 0
Series B(1)(2)(3)	40,523	0
		$ 0
Total Preferred Stocks (identified cost $491,304)		$ 0

1
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Venture Capital Limited Partnership Interests — 0.1%

Security	Value
Africa Renewable Energy Fund LP(1)(2)(3)	$ 131,112
gNet Defta Development Holding LLC(1)(2)(3)(4)	96,231
Total Venture Capital Limited Partnership Interests (identified cost $1,397,005)	$ 227,343

Short-Term Investments — 0.9%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(5)	7,273,241	$ 7,273,241
Total Short-Term Investments (identified cost $7,273,241)		$ 7,273,241

Total Investments — 100.8% (identified cost $654,333,931)	$792,327,904
Other Assets, Less Liabilities — (0.8)%	$ (6,133,116)
Net Assets — 100.0%	$786,194,788

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(3)	Restricted security. Total market value of restricted securities amounts to $227,343, which represents less than 0.05% of the net assets of the Fund as of March 31, 2026.
(4)	May be deemed to be an affiliated company (see Note 7).
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2026.
At March 31, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	22.0%
Industrials	16.6
Health Care	14.8
Consumer Discretionary	14.8
Information Technology	14.7
Consumer Staples	11.7
Utilities	3.4
Materials	1.8
Venture Capital	0.1
Total	99.9%

Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund LP	4/17/14 - 5/13/19	$997,005
Bioceptive, Inc., Series A	10/26/12 - 12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
FINAE, Series D	2/28/11 - 11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
		$1,888,309

Abbreviations:
ADR	– American Depositary Receipt
2
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $646,660,690)	$784,958,432
Investments in securities of affiliated issuers, at value (identified cost $7,673,241)	7,369,472
Cash	13,868
Receivable for capital shares sold	386,176
Dividends receivable	1,141,897
Dividends receivable - affiliated	35,222
Securities lending income receivable	1,994
Tax reclaims receivable	2,752,448
Receivable from affiliates	28,756
Directors' deferred compensation plan	104,165
Total assets	$796,792,430
Liabilities
Due to custodian - foreign currency, at value (cost $5,862,686)	$5,882,026
Payable for investments purchased	1,655,463
Payable for capital shares redeemed	364,275
Payable for foreign capital gains taxes	1,679,863
Payable to affiliates:
Investment advisory fee	456,519
Administrative fee	82,768
Distribution and service fees	38,929
Sub-transfer agency fee	18,251
Directors' deferred compensation plan	104,165
Accrued expenses	315,383
Total liabilities	$10,597,642
Net Assets	$786,194,788
Sources of Net Assets
Paid-in capital	$618,605,226
Distributable earnings	167,589,562
Net Assets	$786,194,788
Class A Shares
Net Assets	$166,676,056
Shares Outstanding	7,083,032
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$23.53
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$24.83
Class C Shares
Net Assets	$3,107,909
Shares Outstanding	160,057
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$19.42
3
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class I Shares
Net Assets	$508,057,195
Shares Outstanding	19,937,719
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$25.48
Class R6 Shares
Net Assets	$108,353,628
Shares Outstanding	4,267,042
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$25.39

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $471,363)	$6,135,701
Dividend income - affiliated issuers	135,795
Interest income	75,388
Securities lending income, net	17,527
Total investment income	$6,364,411
Expenses
Investment advisory fee	$2,862,271
Administrative fee	518,063
Distribution and service fees:
Class A	222,350
Class C	17,705
Directors' fees and expenses	23,969
Custodian fees	46,187
Transfer agency fees and expenses	330,218
Accounting fees	83,164
Professional fees	55,706
Registration fees	33,040
Reports to shareholders	67,185
Miscellaneous	54,926
Total expenses	$4,314,784
Waiver and/or reimbursement of expenses by affiliates	$(250,704)
Net expenses	$4,064,080
Net investment income	$2,300,331
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$35,890,885
Foreign currency transactions	11,517
Net realized gain	$35,902,402
Change in unrealized appreciation (depreciation):
Investment securities (including net decrease in payable for foreign capital gains taxes of $638,060)	$(41,192,686)
Investment securities - affiliated issuers	(4,071)
Foreign currency	(32,407)
Net change in unrealized appreciation (depreciation)	$(41,229,164)
Net realized and unrealized loss	$(5,326,762)
Net decrease in net assets from operations	$(3,026,431)
5
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,300,331	$11,603,515
Net realized gain	35,902,402	42,020,363
Net change in unrealized appreciation (depreciation)	(41,229,164)	(42,217,109)
Net increase (decrease) in net assets from operations	$(3,026,431)	$11,406,769
Distributions to shareholders:
Class A	$(9,897,417)	$(1,904,065)
Class C	(211,872)	(21,178)
Class I	(30,433,989)	(8,700,701)
Class R6	(6,351,273)	(1,668,636)
Total distributions to shareholders	$(46,894,551)	$(12,294,580)
Capital share transactions:
Class A	$2,369,742	$(13,966,298)
Class C	(434,878)	(713,164)
Class I	(56,109,853)	(144,891,958)
Class R6	(953,406)	(61,001,099)
Net decrease in net assets from capital share transactions	$(55,128,395)	$(220,572,519)
Net decrease in net assets	$(105,049,377)	$(221,460,330)
Net Assets
At beginning of period	$891,244,165	$1,112,704,495
At end of period	$786,194,788	$891,244,165
6
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$25.13	$24.79	$19.82	$17.07	$25.06	$20.35
Income (Loss) From Operations
Net investment income(1)	$0.04	$0.26	$0.28	$0.21	$0.25	$0.08
Net realized and unrealized gain (loss)	(0.20)	0.34(2)	4.87	3.01	(6.64)	4.67
Total income (loss) from operations	$(0.16)	$0.60	$5.15	$3.22	$(6.39)	$4.75
Less Distributions
From net investment income	$(0.27)	$(0.26)	$(0.18)	$(0.18)	$(0.23)	$(0.04)
From net realized gain	(1.17)	—	—	(0.29)	(1.37)	—
Total distributions	$(1.44)	$(0.26)	$(0.18)	$(0.47)	$(1.60)	$(0.04)
Net asset value — End of period	$23.53	$25.13	$24.79	$19.82	$17.07	$25.06
Total Return(3)	(0.93)%(4)	2.55%	26.09%	18.94%	(27.28)%	23.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$166,676	$175,493	$187,575	$160,617	$140,998	$190,998
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.21%(6)	1.21%	1.20%	1.20%	1.22%	1.20%
Net expenses	1.14%(6)(7)	1.14%(7)	1.14%(7)	1.14%(7)	1.14%(7)	1.14%
Net investment income	0.35%(6)	1.07%	1.25%	1.01%	1.15%	0.34%
Portfolio Turnover	14%(4)	29%	23%	35%	32%	38%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$20.90	$20.65	$16.55	$14.31	$21.28	$17.37
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.05)	$0.06	$0.09	$0.04	$0.06	$(0.09)
Net realized and unrealized gain (loss)	(0.15)	0.29(2)	4.06	2.54	(5.57)	4.00
Total income (loss) from operations	$(0.20)	$0.35	$4.15	$2.58	$(5.51)	$3.91
Less Distributions
From net investment income	$(0.11)	$(0.10)	$(0.05)	$(0.05)	$(0.09)	$ —
From net realized gain	(1.17)	—	—	(0.29)	(1.37)	—
Total distributions	$(1.28)	$(0.10)	$(0.05)	$(0.34)	$(1.46)	$ —
Net asset value — End of period	$19.42	$20.90	$20.65	$16.55	$14.31	$21.28
Total Return(3)	(1.28)%(4)	1.78%	25.14%	18.05%	(27.85)%	22.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,108	$3,780	$4,473	$4,297	$4,304	$7,485
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.96%(6)	1.96%	1.95%	1.96%	1.96%	1.95%
Net expenses	1.89%(6)(7)	1.89%(7)	1.89%(7)	1.89%(7)	1.89%(7)	1.89%
Net investment income (loss)	(0.44)%(6)	0.31%	0.49%	0.25%	0.32%	(0.42)%
Portfolio Turnover	14%(4)	29%	23%	35%	32%	38%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$27.12	$26.73	$21.35	$18.35	$26.83	$21.77
Income (Loss) From Operations
Net investment income(1)	$0.08	$0.33	$0.35	$0.29	$0.31	$0.16
Net realized and unrealized gain (loss)	(0.23)	0.38(2)	5.26	3.23	(7.13)	5.00
Total income (loss) from operations	$(0.15)	$0.71	$5.61	$3.52	$(6.82)	$5.16
Less Distributions
From net investment income	$(0.32)	$(0.32)	$(0.23)	$(0.23)	$(0.29)	$(0.10)
From net realized gain	(1.17)	—	—	(0.29)	(1.37)	—
Total distributions	$(1.49)	$(0.32)	$(0.23)	$(0.52)	$(1.66)	$(0.10)
Net asset value — End of period	$25.48	$27.12	$26.73	$21.35	$18.35	$26.83
Total Return(3)	(0.81)%(4)	2.80%	26.41%	19.27%	(27.14)%	23.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$508,057	$595,847	$740,642	$656,696	$416,978	$524,521
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.96%(6)	0.96%	0.95%	0.95%	0.96%	0.95%
Net expenses	0.89%(6)(7)	0.89%(7)	0.89%(7)	0.89%(7)	0.89%(7)	0.89%
Net investment income	0.58%(6)	1.28%	1.47%	1.32%	1.32%	0.63%
Portfolio Turnover	14%(4)	29%	23%	35%	32%	38%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$27.05	$26.67	$21.31	$18.33	$26.80	$21.76
Income (Loss) From Operations
Net investment income(1)	$0.09	$0.32	$0.37	$0.29	$0.32	$0.16
Net realized and unrealized gain (loss)	(0.23)	0.39(2)	5.24	3.23	(7.11)	5.00
Total income (loss) from operations	$(0.14)	$0.71	$5.61	$3.52	$(6.79)	$5.16
Less Distributions
From net investment income	$(0.35)	$(0.33)	$(0.25)	$(0.25)	$(0.31)	$(0.12)
From net realized gain	(1.17)	—	—	(0.29)	(1.37)	—
Total distributions	$(1.52)	$(0.33)	$(0.25)	$(0.54)	$(1.68)	$(0.12)
Net asset value — End of period	$25.39	$27.05	$26.67	$21.31	$18.33	$26.80
Total Return(3)	(0.79)%(4)	2.82%	26.46%	19.27%	(27.08)%	23.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$108,354	$116,123	$180,014	$137,804	$127,303	$160,163
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.89%(6)	0.88%	0.91%	0.92%	0.92%	0.91%
Net expenses	0.85%(6)(7)	0.85%(7)	0.85%(7)	0.85%(7)	0.85%(7)	0.85%
Net investment income	0.63%(6)	1.27%	1.54%	1.29%	1.38%	0.63%
Portfolio Turnover	14%(4)	29%	23%	35%	32%	38%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks. The Fund invests primarily in equity securities of foreign companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
11

Calvert
International Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Belgium	$ —	$18,094,550	$ —	$18,094,550
Denmark	—	8,731,002	—	8,731,002
France	—	146,621,638	—	146,621,638
Germany	—	13,507,309	—	13,507,309
Hong Kong	—	27,917,453	—	27,917,453
India	—	15,406,228	—	15,406,228
Japan	—	68,399,911	—	68,399,911
Netherlands	—	42,252,920	—	42,252,920
Singapore	—	24,216,831	—	24,216,831
Spain	—	42,705,572	—	42,705,572
Sweden	—	29,810,709	—	29,810,709
Switzerland	—	130,040,290	—	130,040,290
Taiwan	8,842,800	—	—	8,842,800
United Kingdom	—	208,280,107	—	208,280,107
Total Common Stocks	$8,842,800	$775,984,520(2)	$ —	$784,827,320
Preferred Stocks - Venture Capital	$ —	$ —	$0	$0
Venture Capital Limited Partnership Interests	—	—	227,343	227,343
Short-Term Investments	7,273,241	—	—	7,273,241
Total Investments	$16,116,041	$775,984,520	$227,343	$792,327,904

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2026 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the
12

Calvert
International Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
13

Calvert
International Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $250 million	0.680%
Over $250 million up to and including $500 million	0.665%
Over $500 million	0.650%
For the six months ended March 31, 2026, the investment advisory fee amounted to $2,862,271 or 0.66% (annualized) of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $5,372 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.14%, 1.89%, 0.89% and 0.85% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM and EVAIL waived and/or reimbursed expenses in total of $245,332.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $518,063.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $222,350 and $17,705 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $7,950 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Fund was also informed that EVD received $180 and $96 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $30,773 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases
14

Calvert
International Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $117,358,069 and $188,538,816, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$657,553,285
Gross unrealized appreciation	$179,265,439
Gross unrealized depreciation	(44,490,820)
Net unrealized appreciation	$134,774,619
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2026.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2026. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
15

Calvert
International Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2026, the value of the Fund's investment in affiliated companies and in funds that may be deemed to be affiliated was $7,369,472, which represents 0.9% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)	$ 100,302	$ —	$ —	$ —	$(4,071)	$ 96,231	$ —	—
Short-Term Investments
Liquidity Fund	31,337,404	91,503,554	(115,567,717)	—	—	7,273,241	135,795	7,273,241
Total				$ —	$(4,071)	$7,369,472	$135,795

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	356,850	$9,023,749	699,662	$16,518,778
Reinvestment of distributions	365,913	9,052,695	77,809	1,730,480
Shares redeemed	(622,425)	(15,706,702)	(1,359,983)	(32,215,556)
Net increase (decrease)	100,338	$2,369,742	(582,512)	$(13,966,298)
Class C
Shares sold	15,004	$311,136	23,505	$466,494
Reinvestment of distributions	10,352	211,706	1,137	21,156
Shares redeemed	(46,157)	(957,720)	(60,393)	(1,200,814)
Net decrease	(20,801)	$(434,878)	(35,751)	$(713,164)
Class I
Shares sold	2,306,998	$63,185,440	4,700,983	$120,423,727
Reinvestment of distributions	1,103,827	29,549,445	348,543	8,347,609
Shares redeemed	(5,443,245)	(148,844,738)	(10,785,254)	(273,663,294)
Net decrease	(2,032,420)	$(56,109,853)	(5,735,728)	$(144,891,958)
Class R6
Shares sold	287,000	$7,832,058	999,720	$25,792,905
Reinvestment of distributions	224,062	5,975,724	61,144	1,460,742
Shares redeemed	(536,668)	(14,761,188)	(3,518,457)	(88,254,746)
Net decrease	(25,606)	$(953,406)	(2,457,593)	$(61,001,099)
16

Calvert
International Equity Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
17

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CWVGX-NCSR 3.31.26

Calvert
International Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
International Opportunities Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
International Opportunities Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Australia — 5.3%
BlueScope Steel Ltd.	85,787	$ 1,552,798
CAR Group Ltd.	70,827	1,130,637
Dicker Data Ltd.(1)	226,140	1,345,380
EBOS Group Ltd.(1)	122,274	1,566,913
Evolution Mining Ltd.	219,181	1,973,662
Northern Star Resources Ltd.	126,225	1,834,907
Steadfast Group Ltd.(1)	1,039,184	3,059,345
		$ 12,463,642
Austria — 2.3%
BAWAG Group AG(2)	35,082	$5,333,430
		$5,333,430
Belgium — 2.8%
Elia Group SA(3)	24,283	$3,729,847
KBC Group NV	23,030	2,818,687
		$6,548,534
Canada — 2.6%
Descartes Systems Group, Inc.(3)	20,221	$1,448,365
Lumine Group, Inc.(3)(4)	101,458	1,616,210
TMX Group Ltd.	85,889	3,045,722
		$6,110,297
France — 0.6%
IPSOS SA	37,794	$1,492,871
		$1,492,871
Germany — 6.2%
CTS Eventim AG & Co. KGaA	35,106	$2,056,183
Innoscripta SE(3)	10,119	805,763
Jenoptik AG	95,478	3,211,572
Pfisterer Holding SE(3)	37,369	3,033,712
Schott Pharma AG & Co. KGaA	108,500	1,745,095
Tkms AG& Co. KGaA(3)	40,641	3,748,590
		$14,600,915
Ireland — 2.8%
Irish Residential Properties REIT PLC	3,412,704	$4,028,192
Kerry Group PLC, Class A	31,405	2,500,458
		$6,528,650
Italy — 7.9%
A2A SpA	870,230	$2,464,160
FinecoBank Banca Fineco SpA	212,210	4,721,401
Interpump Group SpA	67,005	2,558,304
Moncler SpA	70,749	4,259,693
Recordati Industria Chimica e Farmaceutica SpA	43,646	2,499,107
Reply SpA	20,633	1,941,755
		$18,444,420
Security	Shares	Value
Japan — 25.5%
As One Corp.	259,890	$ 3,659,036
Asahi Intecc Co. Ltd.	75,433	1,610,798
Azbil Corp.	403,480	3,525,436
Chiba Bank Ltd.	239,490	3,100,091
Cosmos Pharmaceutical Corp.	70,081	3,015,184
Daiseki Co. Ltd.	157,716	3,879,305
Fuji Corp.	128,890	3,935,655
Fukuoka Financial Group, Inc.	65,024	2,490,129
Funai Soken Holdings, Inc.	430,388	3,120,432
Hikari Tsushin, Inc.	10,752	2,735,428
Hoshino Resorts REIT, Inc.	2,563	3,933,920
Japan Exchange Group, Inc.	266,293	3,109,764
LaSalle Logiport REIT	1,246	1,169,382
Makita Corp.	130,134	4,277,029
Relo Group, Inc.	377,354	4,550,475
Riken Keiki Co. Ltd.	121,761	2,316,166
SUMCO Corp.	225,774	2,494,514
Tosei Corp.	362,657	3,633,463
USS Co. Ltd.	304,950	3,207,710
		$59,763,917
Luxembourg — 0.4%
APERAM SA	22,156	$884,937
		$884,937
Netherlands — 5.3%
BE Semiconductor Industries NV	9,422	$2,018,134
Euronext NV(1)(2)	26,212	4,209,171
IMCD NV	16,610	1,738,168
NN Group NV	45,374	3,543,524
Topicus.com, Inc.(3)	14,431	953,768
		$12,462,765
Norway — 0.5%
Norsk Hydro ASA	99,140	$1,056,673
		$1,056,673
Spain — 1.7%
Almirall SA	87,010	$1,234,850
Repsol SA	98,066	2,760,408
		$3,995,258
Sweden — 4.2%
AddTech AB, Class B	80,900	$2,776,077
Boliden AB(3)	30,615	1,604,895
Lagercrantz Group AB, Class B	119,468	2,552,098
Smartcraft Group AB(3)	501,770	911,668
Thule Group AB(2)	93,151	2,033,925
		$9,878,663
Switzerland — 6.1%
Cicor Technologies Ltd.(3)	12,710	$1,888,956

1
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Galenica AG(2)	16,790	$ 1,911,506
Interroll Holding AG	1,614	2,986,406
Sika AG	13,718	2,270,579
Straumann Holding AG	17,093	1,788,323
VZ Holding AG	17,930	3,411,919
		$ 14,257,689
United Kingdom — 23.6%
Ashtead Technology Holdings PLC(1)	324,539	$ 1,803,999
Babcock International Group PLC	268,783	4,172,753
Cerillion PLC	78,419	1,334,869
Compass Group PLC	76,407	2,131,825
Cranswick PLC	46,840	3,245,822
Diploma PLC	68,407	5,461,752
DiscoverIE Group PLC	479,107	3,400,659
Games Workshop Group PLC	18,169	4,295,093
Halma PLC	85,774	4,377,115
Howden Joinery Group PLC	220,912	2,339,851
InterContinental Hotels Group PLC	27,985	3,690,517
Intertek Group PLC	45,291	2,203,813
Premier Foods PLC	1,241,190	3,048,031
Savills PLC	284,287	3,109,807
Volution Group PLC	456,435	3,455,155
Wise PLC, Class A(3)	313,916	3,780,234
Zegona Communications PLC	160,192	3,524,541
		$55,375,836
Total Common Stocks (identified cost $190,923,292)		$229,198,497

Short-Term Investments — 2.2%

Affiliated Fund — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(5)	4,422,792	$ 4,422,792
Total Affiliated Fund (identified cost $4,422,792)		$ 4,422,792
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(6)	862,659	$ 862,659
Total Securities Lending Collateral (identified cost $862,659)		$ 862,659
Total Short-Term Investments (identified cost $5,285,451)		$ 5,285,451
Value
Total Investments — 100.0% (identified cost $196,208,743)	$234,483,948
Other Assets, Less Liabilities — (0.0)%†	$ (23,664)
Net Assets — 100.0%	$234,460,284

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $5,785,058.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $13,488,032 or 5.8% of the Fund's net assets.
(3)	Non-income producing security.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $1,616,210 or 0.7% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2026.
(6)	Represents investment of cash collateral received in connection with securities lending.

2
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

At March 31, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	24.6%
Financials	18.2
Information Technology	14.0
Real Estate	8.7
Consumer Discretionary	8.4
Health Care	6.8
Consumer Staples	5.0
Materials	4.8
Communication Services	3.5
Utilities	2.6
Energy	1.2
Total	97.8%
3
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $191,785,951) - including $5,785,058 of securities on loan	$230,061,156
Investments in securities of affiliated issuers, at value (identified cost $4,422,792)	4,422,792
Cash denominated in foreign currency, at value (cost $668,300)	658,872
Receivable for capital shares sold	65,712
Dividends receivable	671,366
Dividends receivable - affiliated	9,253
Securities lending income receivable	1,797
Tax reclaims receivable	337,748
Receivable from affiliates	29,432
Directors' deferred compensation plan	138,875
Total assets	$236,397,003
Liabilities
Payable for investments purchased	$445,700
Payable for capital shares redeemed	97,670
Deposits for securities loaned	862,659
Payable to affiliates:
Investment advisory fee	153,711
Administrative fee	24,652
Distribution and service fees	14,198
Sub-transfer agency fee	6,163
Directors' deferred compensation plan	138,875
Accrued expenses	193,091
Total liabilities	$1,936,719
Net Assets	$234,460,284
Sources of Net Assets
Paid-in capital	$226,223,629
Distributable earnings	8,236,655
Net Assets	$234,460,284
Class A Shares
Net Assets	$56,802,776
Shares Outstanding	3,233,471
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.57
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$18.54
Class C Shares
Net Assets	$2,051,138
Shares Outstanding	120,351
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$17.04
4
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class I Shares
Net Assets	$156,363,811
Shares Outstanding	9,137,720
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.11
Class R6 Shares
Net Assets	$19,242,559
Shares Outstanding	1,125,709
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.09

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $185,687)	$2,517,150
Dividend income - affiliated issuers	72,154
Interest income	1,019
Securities lending income, net	13,069
Total investment income	$2,603,392
Expenses
Investment advisory fee	$1,095,471
Administrative fee	175,276
Distribution and service fees:
Class A	76,711
Class C	11,241
Directors' fees and expenses	7,993
Custodian fees	48,438
Transfer agency fees and expenses	136,911
Accounting fees	40,819
Professional fees	42,001
Registration fees	21,842
Reports to shareholders	16,205
Interest expense and fees	17,200
Miscellaneous	16,032
Total expenses	$1,706,140
Waiver and/or reimbursement of expenses by affiliates	$(36,801)
Net expenses	$1,669,339
Net investment income	$934,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$12,252,388
Foreign currency transactions	(2,926)
Net realized gain	$12,249,462
Change in unrealized appreciation (depreciation):
Investment securities	$(26,146,969)
Foreign currency	(15,597)
Net change in unrealized appreciation (depreciation)	$(26,162,566)
Net realized and unrealized loss	$(13,913,104)
Net decrease in net assets from operations	$(12,979,051)
6
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$934,053	$3,758,016
Net realized gain	12,249,462	15,527,073
Net change in unrealized appreciation (depreciation)	(26,162,566)	(7,564,557)
Net increase (decrease) in net assets from operations	$(12,979,051)	$11,720,532
Distributions to shareholders:
Class A	$(1,900,482)	$(1,699,473)
Class C	(46,114)	(67,504)
Class I	(6,013,317)	(6,081,526)
Class R6	(1,909,480)	(2,344,304)
Total distributions to shareholders	$(9,869,393)	$(10,192,807)
Capital share transactions:
Class A	$(2,215,561)	$(5,823,501)
Class C	(346,165)	(1,108,698)
Class I	(27,579,515)	(21,914,369)
Class R6	(54,462,509)	(11,869,939)
Net decrease in net assets from capital share transactions	$(84,603,750)	$(40,716,507)
Net decrease in net assets	$(107,452,194)	$(39,188,782)
Net Assets
At beginning of period	$341,912,478	$381,101,260
At end of period	$234,460,284	$341,912,478
7
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$19.11	$18.91	$15.51	$13.56	$22.54	$18.01
Income (Loss) From Operations
Net investment income(1)	$0.05	$0.16	$0.17	$0.20	$0.21	$0.08
Net realized and unrealized gain (loss)	(1.01)	0.52	3.49	1.80	(7.63)	4.56
Total income (loss) from operations	$(0.96)	$0.68	$3.66	$2.00	$(7.42)	$4.64
Less Distributions
From net investment income	$(0.58)	$(0.48)	$(0.26)	$(0.05)	$(0.27)	$(0.11)
From net realized gain	—	—	—	—	(1.29)	—
Total distributions	$(0.58)	$(0.48)	$(0.26)	$(0.05)	$(1.56)	$(0.11)
Net asset value — End of period	$17.57	$19.11	$18.91	$15.51	$13.56	$22.54
Total Return(2)	(5.14)%(3)	3.99%	23.72%	14.76%	(35.33)%	25.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,803	$64,054	$69,301	$61,860	$60,335	$92,236
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.38%(5)(6)	1.32%	1.33%	1.31%	1.32%	1.30%
Net expenses	1.35%(5)(6)(7)	1.32%(7)	1.33%(7)	1.31%(7)	1.32%(7)	1.30%
Net investment income	0.51%(5)	0.90%	1.00%	1.24%	1.14%	0.36%
Portfolio Turnover	27%(3)	36%	31%	33%	48%	54%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% of average daily net assets for the six months ended March 31, 2026.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$18.42	$18.23	$14.96	$13.13	$21.87	$17.51
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.02)	$0.02	$0.04	$0.08	$0.07	$(0.08)
Net realized and unrealized gain (loss)	(0.98)	0.52	3.36	1.75	(7.42)	4.44
Total income (loss) from operations	$(1.00)	$0.54	$3.40	$1.83	$(7.35)	$4.36
Less Distributions
From net investment income	$(0.38)	$(0.35)	$(0.13)	$ —	$(0.10)	$ —
From net realized gain	—	—	—	—	(1.29)	—
Total distributions	$(0.38)	$(0.35)	$(0.13)	$ —	$(1.39)	$ —
Net asset value — End of period	$17.04	$18.42	$18.23	$14.96	$13.13	$21.87
Total Return(2)	(5.52)%(3)	3.21%	22.81%	13.94%	(35.84)%	24.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,051	$2,564	$3,670	$3,507	$3,583	$6,260
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.13%(5)(6)	2.07%	2.08%	2.06%	2.07%	2.05%
Net expenses	2.10%(5)(6)(7)	2.07%(7)	2.08%(7)	2.06%(7)	2.07%(7)	2.05%
Net investment income (loss)	(0.26)%(5)	0.11%	0.24%	0.48%	0.37%	(0.40)%
Portfolio Turnover	27%(3)	36%	31%	33%	48%	54%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% of average daily net assets for the six months ended March 31, 2026.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$18.65	$18.48	$15.16	$13.26	$22.08	$17.64
Income (Loss) From Operations
Net investment income(1)	$0.07	$0.20	$0.20	$0.24	$0.25	$0.13
Net realized and unrealized gain (loss)	(0.99)	0.50	3.42	1.75	(7.46)	4.47
Total income (loss) from operations	$(0.92)	$0.70	$3.62	$1.99	$(7.21)	$4.60
Less Distributions
From net investment income	$(0.62)	$(0.53)	$(0.30)	$(0.09)	$(0.32)	$(0.16)
From net realized gain	—	—	—	—	(1.29)	—
Total distributions	$(0.62)	$(0.53)	$(0.30)	$(0.09)	$(1.61)	$(0.16)
Net asset value — End of period	$17.11	$18.65	$18.48	$15.16	$13.26	$22.08
Total Return(2)	(5.03)%(3)	4.21%	24.08%	15.03%	(35.18)%	26.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$156,364	$198,846	$220,030	$221,591	$189,082	$348,044
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.13%(5)(6)	1.07%	1.08%	1.06%	1.06%	1.05%
Net expenses	1.10%(5)(6)(7)	1.07%(7)	1.08%(7)	1.06%(7)	1.06%(7)	1.05%
Net investment income	0.73%(5)	1.13%	1.20%	1.54%	1.37%	0.62%
Portfolio Turnover	27%(3)	36%	31%	33%	48%	54%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% of average daily net assets for the six months ended March 31, 2026.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$18.64	$18.47	$15.15	$13.26	$22.07	$17.64
Income (Loss) From Operations
Net investment income(1)	$0.05	$0.21	$0.22	$0.24	$0.27	$0.14
Net realized and unrealized gain (loss)	(0.97)	0.50	3.41	1.77	(7.45)	4.46
Total income (loss) from operations	$(0.92)	$0.71	$3.63	$2.01	$(7.18)	$4.60
Less Distributions
From net investment income	$(0.63)	$(0.54)	$(0.31)	$(0.12)	$(0.34)	$(0.17)
From net realized gain	—	—	—	—	(1.29)	—
Total distributions	$(0.63)	$(0.54)	$(0.31)	$(0.12)	$(1.63)	$(0.17)
Net asset value — End of period	$17.09	$18.64	$18.47	$15.15	$13.26	$22.07
Total Return(2)	(5.03)%(3)	4.30%	24.17%	15.15%	(35.11)%	26.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,243	$76,448	$88,100	$83,569	$86,404	$68,492
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.02%(5)(6)	0.99%	1.00%	0.99%	0.99%	0.97%
Net expenses	1.02%(5)(6)(7)	0.99%(7)	1.00%(7)	0.99%(7)	0.99%(7)	0.97%
Net investment income	0.53%(5)	1.21%	1.31%	1.53%	1.56%	0.69%
Portfolio Turnover	27%(3)	36%	31%	33%	48%	54%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% of average daily net assets for the six months ended March 31, 2026.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Opportunities Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
12

Calvert
International Opportunities Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$12,463,642	$ —	$12,463,642
Austria	—	5,333,430	—	5,333,430
Belgium	—	6,548,534	—	6,548,534
Canada	6,110,297	—	—	6,110,297
France	—	1,492,871	—	1,492,871
Germany	—	14,600,915	—	14,600,915
Ireland	—	6,528,650	—	6,528,650
Italy	—	18,444,420	—	18,444,420
Japan	—	59,763,917	—	59,763,917
Luxembourg	—	884,937	—	884,937
Netherlands	953,768	11,508,997	—	12,462,765
Norway	—	1,056,673	—	1,056,673
Spain	—	3,995,258	—	3,995,258
Sweden	911,668	8,966,995	—	9,878,663
Switzerland	—	14,257,689	—	14,257,689
United Kingdom	—	55,375,836	—	55,375,836
Total Common Stocks	$7,975,733	$221,222,764(1)	$ —	$229,198,497
Short-Term Investments:
Affiliated Fund	$4,422,792	$ —	$ —	$4,422,792
Securities Lending Collateral	862,659	—	—	862,659
Total Investments	$13,261,184	$221,222,764	$ —	$234,483,948

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares.
13

Calvert
International Opportunities Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2026, the investment advisory fee amounted to $1,095,471.
Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), in rendering investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $2,769 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.34%, 2.09%, 1.09% and 1.05% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM waived and/or reimbursed expenses of $34,032.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $175,276.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net
14

Calvert
International Opportunities Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $76,711 and $11,241 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $2,539 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Fund was also informed that EVD received $156 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $10,750 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $76,373,013 and $165,227,204, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $33,063,966 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $28,424,216 are short-term and $4,639,750 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$206,369,895
Gross unrealized appreciation	$46,161,864
Gross unrealized depreciation	(18,047,811)
Net unrealized appreciation	$28,114,053
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
15

Calvert
International Opportunities Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2026, the total value of securities on loan was $5,785,058 and the total value of collateral received was $5,932,306, comprised of cash of $862,659 and U.S. government and/or agencies securities of $5,069,647.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$862,659	$ —	$ —	$ —	$862,659
The carrying amount of the liability for deposits for securities loaned at March 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2026. Average borrowings and the weighted average annual interest rate (excluding fees) for the six months ended March 31, 2026 were $718,297 and 4.67%, respectively.
7  Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $4,422,792, which represents 1.9% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$9,051,841	$53,329,145	$(57,958,194)	$ —	$ —	$4,422,792	$72,154	4,422,792
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
16

Calvert
International Opportunities Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	223,090	$4,168,733	397,962	$7,091,976
Reinvestment of distributions	100,967	1,837,591	99,748	1,653,832
Shares redeemed	(442,448)	(8,221,885)	(810,378)	(14,569,309)
Net decrease	(118,391)	$(2,215,561)	(312,668)	$(5,823,501)
Class C
Shares sold	13,661	$238,577	4,717	$80,362
Reinvestment of distributions	2,550	45,142	3,476	55,894
Shares redeemed	(35,052)	(629,884)	(70,288)	(1,244,954)
Net decrease	(18,841)	$(346,165)	(62,095)	$(1,108,698)
Class I
Shares sold	633,982	$11,402,370	2,520,412	$43,161,938
Reinvestment of distributions	280,615	4,972,490	314,161	5,073,696
Shares redeemed	(2,437,012)	(43,954,375)	(4,082,203)	(70,150,003)
Net decrease	(1,522,415)	$(27,579,515)	(1,247,630)	$(21,914,369)
Class R6
Shares sold	125,852	$2,264,097	344,148	$5,950,603
Reinvestment of distributions	107,880	1,909,480	145,338	2,344,304
Shares redeemed	(3,209,416)	(58,636,086)	(1,159,090)	(20,164,846)
Net decrease	(2,975,684)	$(54,462,509)	(669,604)	$(11,869,939)
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
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CIOAX-NCSR 3.31.26

Calvert
Emerging Markets Advancement Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
Emerging Markets Advancement Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 93.0%

Security	Shares	Value
Argentina — 0.4%
Grupo Supervielle SA ADR(1)	35,900	$ 338,537
Telecom Argentina SA ADR	21,200	247,828
		$ 586,365
Brazil — 6.4%
Axia Energia, Class B, PFC Shares	38,200	$ 473,310
Axia Energia, Class C, PFC Shares(1)	10,100	110,440
B3 SA - Brasil Bolsa Balcao	148,600	527,861
Banco Bradesco SA, PFC Shares	172,100	636,921
Banco BTG Pactual SA	34,500	374,915
Banco do Brasil SA	50,300	223,346
Caixa Seguridade Participacoes SA	16,800	59,515
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	16,827	514,051
CPFL Energia SA	6,900	64,953
Energisa SA	9,800	99,252
Engie Brasil Energia SA	9,100	57,676
Equatorial SA	45,200	355,764
Inter & Co., Inc., Class A	6,900	54,924
Itau Unibanco Holding SA, PFC Shares	131,700	1,105,498
Itausa SA, PFC Shares	172,700	466,104
Klabin SA	33,200	125,048
Klabin SA, PFC Shares	264,100	200,885
Localiza Rent a Car SA	25,600	232,186
Localiza Rent a Car SA, PFC Shares	1,700	14,864
Lojas Renner SA	28,300	81,734
NU Holdings Ltd., Class A(1)	71,600	1,028,892
Pagseguro Digital Ltd., Class A	6,500	65,130
Porto Seguro SA	5,900	57,532
Raia Drogasil SA	43,200	196,240
Rede D'Or Sao Luiz SA(2)	34,300	258,052
Rumo SA	34,700	108,859
Sendas Distribuidora SA	44,700	81,809
Smartfit Escola de Ginastica e Danca SA	12,800	47,347
Telefonica Brasil SA	24,700	196,604
TIM SA	28,300	150,027
TOTVS SA	19,300	130,186
WEG SA	54,900	540,643
		$8,640,568
Chile — 8.4%
Banco de Chile	10,489,700	$1,905,856
Banco de Credito e Inversiones SA	19,322	1,253,145
Banco Santander Chile	14,564,800	1,206,262
Cencosud SA	371,900	1,016,357
Cia Sud Americana de Vapores SA	6,445,300	338,293
Embotelladora Andina SA, PFC Shares	107,400	454,416
Enel Americas SA	2,620,025	224,453
Enel Chile SA	7,581,180	586,137
Falabella SA	193,700	1,186,469
Security	Shares	Value
Chile (continued)
Quinenco SA	59,400	$ 276,872
Sociedad Quimica y Minera de Chile SA, Class B, PFC Shares(1)	36,250	2,936,619
		$ 11,384,879
China — 9.2%
AAC Technologies Holdings, Inc.	14,500	$ 62,195
Akeso, Inc.(1)(2)(3)	13,000	221,350
Alibaba Group Holding Ltd. ADR	13,939	1,748,787
Alibaba Health Information Technology Ltd.(1)(3)	134,000	80,804
BeOne Medicines Ltd., Class H(1)	15,000	336,486
BYD Co. Ltd., Class H	33,000	451,154
BYD Electronic International Co. Ltd.(3)	14,000	50,359
China Mengniu Dairy Co. Ltd.	66,000	145,814
China Merchants Bank Co. Ltd., Class H	53,000	336,774
China Minsheng Banking Corp. Ltd., Class H	181,500	85,359
China Overseas Land & Investment Ltd.	84,500	126,014
China State Construction International Holdings Ltd.(3)	46,000	48,988
CSPC Pharmaceutical Group Ltd.	160,000	188,826
ENN Energy Holdings Ltd.	19,000	154,706
Fuyao Glass Industry Group Co. Ltd., Class H(2)	11,600	87,261
Geely Automobile Holdings Ltd.	99,000	268,112
Great Wall Motor Co. Ltd., Class H	44,000	71,235
Guangdong Investment Ltd.	74,000	74,118
Guangdong Land Holdings Ltd.(1)	2,194,562	57,770
H World Group Ltd. ADR	4,291	215,794
Haidilao International Holding Ltd.(2)(3)	34,000	62,588
Hansoh Pharmaceutical Group Co. Ltd.(2)(3)	24,000	109,859
Innovent Biologics, Inc.(1)(2)	27,500	302,488
JD Health International, Inc.(1)(2)	20,100	122,688
JD Logistics, Inc.(1)(2)	36,200	63,904
JD.com, Inc. ADR	22,948	678,572
Kingsoft Corp. Ltd.(3)	18,800	54,776
Li Auto, Inc. ADR(1)	8,519	151,894
Longfor Group Holdings Ltd.(2)	48,023	46,753
Meituan, Class B(1)(2)	55,000	600,173
NetEase, Inc. ADR	5,689	636,827
NIO, Inc. ADR(1)	23,658	142,658
Nongfu Spring Co. Ltd., Class H(2)	36,800	222,531
Pop Mart International Group Ltd.(2)(3)	14,200	264,168
Postal Savings Bank of China Co. Ltd., Class H(2)	195,000	122,501
Qfin Holdings, Inc. ADR	2,892	37,336
Sinopharm Group Co. Ltd., Class H	26,800	69,529
Sunny Optical Technology Group Co. Ltd.(3)	13,800	96,217
Tencent Holdings Ltd.	43,400	2,737,339
Tencent Music Entertainment Group ADR	19,851	184,217
Tingyi Cayman Islands Holding Corp.	42,000	70,120
Trip.com Group Ltd. ADR(1)	9,323	464,192
Xinyi Solar Holdings Ltd.(3)	121,609	45,578
XPENG, Inc. ADR(1)(3)	12,493	213,755

1
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Zhuzhou CRRC Times Electric Co. Ltd., Class H	12,100	$ 56,582
		$ 12,369,151
Cyprus — 3.5%
Bank of Cyprus Holdings PLC	483,626	$ 4,708,034
		$ 4,708,034
Egypt — 0.9%
Commercial International Bank - Egypt (CIB)	523,600	$ 1,163,023
		$ 1,163,023
Georgia — 2.7%
Georgia Capital PLC(1)	62,297	$3,021,310
Lion Finance Group PLC	2,893	359,078
TBC Bank Group PLC	3,802	207,575
		$3,587,963
Greece — 11.6%
Alpha Bank SA	596,050	$2,210,941
Athens Water Supply & Sewage Co. SA	24,006	249,887
Eurobank SA, Class A	742,024	2,971,089
GEK TERNA SA	19,019	747,970
Hellenic Telecommunications Organization SA	45,949	868,398
JUMBO SA	33,672	857,957
LAMDA Development SA(1)	35,095	242,986
National Bank of Greece SA	252,410	3,899,201
Piraeus Bank SA	304,997	2,505,857
Public Power Corp. SA	55,681	1,164,108
		$15,718,394
Hong Kong — 0.1%
Sino Biopharmaceutical Ltd.	191,000	$145,107
		$145,107
Hungary — 2.0%
Magyar Telekom Telecommunications PLC	23,800	$148,376
OTP Bank Nyrt	19,800	2,123,112
Richter Gedeon Nyrt	10,600	377,659
		$2,649,147
India — 8.9%
ABB India Ltd.	1,700	$107,462
Ashok Leyland Ltd.	91,702	150,481
Asian Paints Ltd.	9,257	213,473
AU Small Finance Bank Ltd.(2)	5,029	45,030
Avenue Supermarts Ltd.(1)(2)	4,632	194,976
Axis Bank Ltd.	36,930	457,386
Bajaj Auto Ltd.	1,500	140,144
Bajaj Finance Ltd.	44,000	376,494
Bajaj Finserv Ltd.	7,000	121,590
Bandhan Bank Ltd.(2)	11,793	17,736
Bank of Baroda	15,482	40,813
Security	Shares	Value
India (continued)
Bank of India	5,600	$ 8,192
Bharti Airtel Ltd.	35,392	672,568
Blue Star Ltd.	4,100	70,469
BSE Ltd.	3,600	103,643
Central Depository Services India Ltd.(4)	600	7,161
CG Power & Industrial Solutions Ltd.	22,200	154,591
Coforge Ltd.	8,165	97,633
Crompton Greaves Consumer Electricals Ltd.	18,918	45,289
Dabur India Ltd.	4,163	18,108
Dixon Technologies India Ltd.(4)	781	80,903
DLF Ltd.	20,643	110,972
Dr. Lal PathLabs Ltd.(2)	1,756	24,458
Eternal Ltd.(1)	96,568	237,579
Exide Industries Ltd.	2,700	8,260
GAIL India Ltd.	89,700	131,471
GMR Airports Ltd.(1)	21,700	19,559
Godrej Consumer Products Ltd.	2,487	26,052
Godrej Properties Ltd.(1)	4,900	76,720
Havells India Ltd.	3,343	42,075
HCL Technologies Ltd.	21,339	307,126
HDFC Bank Ltd.	131,338	1,028,776
HDFC Life Insurance Co. Ltd.(2)	5,700	35,821
Hindustan Unilever Ltd.	15,337	334,259
Hyundai Motor India Ltd.	3,200	60,594
ICICI Bank Ltd.	67,485	866,322
IDFC First Bank Ltd.	61,395	38,427
Indian Hotels Co. Ltd.	27,630	168,327
Indian Renewable Energy Development Agency Ltd.(1)	3,900	4,537
Indus Towers Ltd.(1)	40,200	178,968
IndusInd Bank Ltd.(1)	9,940	79,627
IRB Infrastructure Developers Ltd.	31,200	7,381
KEI Industries Ltd.	2,000	85,760
Kotak Mahindra Bank Ltd.	94,795	356,841
KPIT Technologies Ltd.	5,354	36,187
Kwality Wall's India Ltd.(1)	15,937	3,776
LTIMindtree Ltd.(2)	2,283	98,266
Mahindra & Mahindra Ltd.	14,000	439,132
MakeMyTrip Ltd.(1)	1,857	69,248
Marico Ltd.	1,455	11,357
Maruti Suzuki India Ltd.	2,318	304,028
Mphasis Ltd.	1,045	22,965
Multi Commodity Exchange of India Ltd.	1,000	25,553
Nestle India Ltd.	19,328	240,188
NHPC Ltd.	101,600	79,587
Patanjali Foods Ltd.	6,021	29,396
PB Fintech Ltd.(1)	2,200	33,441
Persistent Systems Ltd.	2,596	136,287
Polycab India Ltd.	1,600	117,076
Punjab National Bank	41,181	44,119
REC Ltd.	22,100	71,973
Shriram Finance Ltd.	30,600	284,697

2
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Siemens Energy India Ltd.	2,228	$ 60,645
Siemens Ltd.(1)	2,800	87,487
Sona BLW Precision Forgings Ltd.(2)	3,300	17,113
State Bank of India	33,369	348,011
Sterling & Wilson Renewable(1)(4)	1,000	1,597
Suzlon Energy Ltd.(1)	229,000	97,054
Tata Consultancy Services Ltd.	16,917	425,981
Tata Elxsi Ltd.	687	29,158
Tata Motors Ltd./new(1)	45,848	195,811
Tata Motors Passenger Vehicles Ltd.	44,448	140,807
Tata Power Co. Ltd.	53,817	216,648
Tata Teleservices Maharashtra Ltd.(1)	10,694	3,555
Tech Mahindra Ltd.	15,343	227,910
Titan Co. Ltd.	6,263	263,063
Trent Ltd.	2,981	104,983
TVS Motor Co. Ltd.	1,933	69,468
Union Bank of India Ltd.	9,300	16,306
Vodafone Idea Ltd.(1)	256,518	23,257
Voltas Ltd.	7,165	97,041
Wipro Ltd.	67,808	136,519
Yes Bank Ltd.(1)	379,824	69,758
Zee Entertainment Enterprises Ltd.	11,487	8,823
		$12,042,325
Kuwait — 2.5%
Gulf Bank KSCP	921,975	$979,393
Mabanee Co. KPSC	263,940	774,851
Mobile Telecommunications Co. KSCP	902,000	1,662,653
		$3,416,897
Pakistan — 1.2%
Bank Alfalah Ltd.	1,795,600	$693,567
VEON Ltd. ADR(1)	20,000	926,000
		$1,619,567
Romania — 0.0%†
NEPI Rockcastle NV	292	$2,359
		$2,359
Slovenia — 2.8%
Nova Ljubljanska Banka DD GDR(4)	78,003	$3,832,443
		$3,832,443
South Africa — 5.1%
Absa Group Ltd.	21,700	$312,586
Aspen Pharmacare Holdings Ltd.	10,000	78,202
Bid Corp. Ltd.	8,700	209,847
Bidvest Group Ltd.(3)	9,700	130,441
Capitec Bank Holdings Ltd.	2,100	515,958
Clicks Group Ltd.	6,600	113,673
Discovery Ltd.	14,400	211,647
eMedia Holdings Ltd.	5,035	644
Security	Shares	Value
South Africa (continued)
FirstRand Ltd.(3)	138,400	$ 708,513
Gold Fields Ltd.	29,900	1,373,967
Growthpoint Properties Ltd.	88,800	85,143
Kumba Iron Ore Ltd.	2,600	49,351
Mr. Price Group Ltd.	6,900	63,029
MTN Group Ltd.	43,600	509,102
Nedbank Group Ltd.	13,300	210,445
Northam Platinum Holdings Ltd.	13,000	265,261
Old Mutual Ltd.	127,700	103,552
OUTsurance Group Ltd.	22,800	93,742
Pepkor Holdings Ltd.(2)	64,114	86,197
Remgro Ltd.	14,500	162,656
Sanlam Ltd.	47,200	248,441
Shoprite Holdings Ltd.	12,100	198,427
Standard Bank Group Ltd.	34,800	630,219
Valterra Platinum Ltd.	3,200	268,985
Vodacom Group Ltd.	16,600	142,187
Woolworths Holdings Ltd.(3)	24,300	73,302
		$6,845,517
South Korea — 11.4%
APR Corp.	1,900	$433,522
Hana Financial Group, Inc.	3,600	262,429
Hyundai Mobis Co. Ltd.	800	206,416
Industrial Bank of Korea	3,500	50,556
Kakao Corp.	3,900	120,402
KB Financial Group, Inc.	4,700	461,401
Korea Investment Holdings Co. Ltd.	3,100	432,490
LG Innotek Co. Ltd.	2,200	443,761
Meritz Financial Group, Inc.(1)	1,000	75,830
Mirae Asset Securities Co. Ltd.	11,785	499,451
NAVER Corp.	1,800	245,067
PharmaResearch Co. Ltd.	900	182,603
Samsung Electro-Mechanics Co. Ltd.	700	200,556
Samsung Electronics Co. Ltd.	60,800	7,111,247
Samsung Life Insurance Co. Ltd.	1,000	144,188
Shinhan Financial Group Co. Ltd.	5,600	333,768
SK Hynix, Inc.	7,030	3,988,574
SK Telecom Co. Ltd.	1,300	67,262
Woori Financial Group, Inc.	8,300	181,951
		$15,441,474
Taiwan — 12.7%
Accton Technology Corp.	5,000	$246,686
Acer, Inc.	85,000	73,621
Advantech Co. Ltd.	10,000	102,540
Airtac International Group	4,000	127,402
ASE Technology Holding Co. Ltd.	25,000	275,154
Asia Vital Components Co. Ltd.	5,000	330,247
ASPEED Technology, Inc.	1,000	344,695
AUO Corp.	220,000	102,518

3
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Catcher Technology Co. Ltd.	19,000	$ 112,507
Cathay Financial Holding Co. Ltd.	84,000	187,810
Chailease Holding Co. Ltd.	29,507	102,255
Chroma ATE, Inc.	9,000	431,860
Chunghwa Telecom Co. Ltd.	41,000	170,921
Compal Electronics, Inc.	118,000	102,645
Delta Electronics, Inc.	13,000	586,174
E Ink Holdings, Inc.	20,000	87,240
Elite Material Co. Ltd.	3,000	256,039
eMemory Technology, Inc.	1,000	85,146
Evergreen Marine Corp. Taiwan Ltd.	18,000	113,543
Far EasTone Telecommunications Co. Ltd.	50,000	144,419
First Financial Holding Co. Ltd.	6,242	5,561
Fubon Financial Holding Co. Ltd.	76,763	210,156
Gigabyte Technology Co. Ltd.	14,000	100,299
Globalwafers Co. Ltd.	7,000	95,483
Hiwin Technologies Corp.	18,000	132,994
Hotai Motor Co. Ltd.	5,000	76,777
Hua Nan Financial Holdings Co. Ltd.	1,585	1,662
Innolux Corp.	218,320	167,552
Inventec Corp.	79,000	101,249
Jentech Precision Industrial Co. Ltd.	2,000	251,477
King Slide Works Co. Ltd.	2,000	207,230
King Yuan Electronics Co. Ltd.	17,000	145,421
Lite-On Technology Corp.	35,000	160,168
Lotes Co. Ltd.	1,000	66,737
MediaTek, Inc.	9,000	431,686
Mega Financial Holding Co. Ltd.	5,610	6,809
Micro-Star International Co. Ltd.	22,000	59,755
Novatek Microelectronics Corp.	11,000	132,790
PharmaEssentia Corp.	4,438	85,113
President Chain Store Corp.	15,000	105,645
Quanta Computer, Inc.	24,000	215,975
Realtek Semiconductor Corp.	10,000	152,089
Sino-American Silicon Products, Inc.	18,000	62,544
SinoPac Financial Holdings Co. Ltd.	6,152	5,973
Taiwan Mobile Co. Ltd.	37,000	126,507
Taiwan Semiconductor Manufacturing Co. Ltd.	138,000	7,981,164
Tatung Co. Ltd.	73,150	73,168
TCC Group Holdings Co. Ltd.	188,000	136,937
Teco Electric & Machinery Co. Ltd.	64,000	125,682
TS Financial Holding Co. Ltd.	282,570	207,841
TS Financial Holding Co. Ltd., PFC Shares(1)	87,065	25,511
Unimicron Technology Corp.	22,496	329,170
Uni-President Enterprises Corp.	68,000	151,895
United Microelectronics Corp.	106,000	190,016
Voltronic Power Technology Corp.	2,000	46,353
Walsin Lihwa Corp.	127,366	124,310
Wan Hai Lines Ltd.	21,000	51,078
Wiwynn Corp.	1,000	107,606
WPG Holdings Ltd.	50,000	140,013
Security	Shares	Value
Taiwan (continued)
Yageo Corp.	23,676	$ 187,098
Yang Ming Marine Transport Corp.	27,000	44,425
Yuanta Financial Holding Co. Ltd.	108,829	154,707
		$ 17,168,048
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	146,019	$ 498,538
Aldar Properties PJSC(1)	554,290	1,198,056
Emirates Telecommunications Group Co. PJSC	73,796	381,111
		$2,077,705
Vietnam — 1.7%
Digiworld Corp.	436,560	$769,604
FPT Corp.	305,463	879,090
Gemadept Corp.	188,300	571,064
		$2,219,758
Total Common Stocks (identified cost $86,380,945)		$125,618,724

Preferred Stocks — 0.0%†

Security	Shares	Value
India — 0.0%†
TVS Motor Co. Ltd.(1)	7,732	$ 836
Total Preferred Stocks (identified cost $0)		$ 836

Short-Term Investments — 5.3%

Affiliated Fund — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(5)	3,373,612	$ 3,373,612
Total Affiliated Fund (identified cost $3,373,612)		$ 3,373,612
Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(6)	697,335	$ 697,335
Total Securities Lending Collateral (identified cost $697,335)		$ 697,335

4
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 2.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 4/30/26(7)	$ 1,500	$ 1,495,620
0.00%, 5/14/26(7)	1,600	1,593,058
Total U.S. Treasury Obligations (identified cost $3,088,742)		$ 3,088,678
Total Short-Term Investments (identified cost $7,159,689)		$ 7,159,625

Total Investments — 98.3% (identified cost $93,540,634)	$132,779,185
Other Assets, Less Liabilities — 1.7%	$ 2,242,851
Net Assets — 100.0%	$135,022,036

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $3,003,913 or 2.2% of the Fund's net assets.
(3)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $1,924,373.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $3,922,104 or 2.9% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2026.
(6)	Represents investment of cash collateral received in connection with securities lending.
(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
At March 31, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	37.1%
Information Technology	22.0
Communication Services	7.8
Consumer Discretionary	7.6
Materials	4.1
Industrials	3.9
Utilities	3.4
Consumer Staples	3.3
Real Estate	2.0
Health Care	1.8
Total	93.0%

5
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CLP	6,774,300,000	USD	7,333,875	Goldman Sachs International	4/6/26	$ —	$(19,638)
USD	4,019,852	CLP	3,671,360,000	Standard Chartered Bank	4/6/26	55,871	—
USD	3,405,120	CLP	3,102,940,000	Standard Chartered Bank	4/6/26	54,864	—
USD	23,775,444	EUR	20,393,000	UBS AG	4/10/26	195,375	—
USD	1,923,674	EUR	1,650,000	UBS AG	4/10/26	15,808	—
USD	426,515	EUR	365,836	UBS AG	4/10/26	3,505	—
USD	3,946,895	CLP	3,618,000,000	Goldman Sachs International	6/17/26	38,227	—
USD	7,339,437	CLP	6,774,300,000	Goldman Sachs International	6/17/26	20,893	—
USD	719,662	ZAR	12,386,842	Goldman Sachs International	6/17/26	—	(8,168)
USD	271,206	ZAR	4,659,762	Standard Chartered Bank	6/17/26	—	(2,594)
USD	270,434	ZAR	4,664,604	Standard Chartered Bank	6/17/26	—	(3,651)
USD	327,375	ZAR	5,627,048	UBS AG	6/17/26	—	(3,261)
USD	5,035,912	ZAR	87,095,086	UBS AG	6/17/26	—	(81,653)
TWD	131,000,000	USD	4,142,593	UBS AG	7/8/26	—	(67,986)
USD	823,186	AED	3,022,000	Standard Chartered Bank	3/15/27	242	—
USD	1,721,441	AED	6,321,994	Standard Chartered Bank	3/30/27	—	(142)
USD	1,721,442	AED	6,325,179	Standard Chartered Bank	4/1/27	—	(1,008)
USD	1,721,441	AED	6,325,867	Standard Chartered Bank	4/1/27	—	(1,196)
USD	1,721,442	AED	6,326,040	Standard Chartered Bank	4/2/27	—	(1,243)
						$384,785	$(190,540)

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares
Currency Abbreviations:
AED	– United Arab Emirates Dirham
CLP	– Chile Peso
EUR	– Euro
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand
6
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $90,167,022) - including $1,924,373 of securities on loan	$129,405,573
Investments in securities of affiliated issuers, at value (identified cost $3,373,612)	3,373,612
Receivable for open forward foreign currency exchange contracts	384,785
Cash denominated in foreign currency, at value (cost $2,546,624)	2,545,379
Receivable for capital shares sold	161,566
Dividends receivable	315,654
Dividends receivable - affiliated	5,742
Securities lending income receivable	856
Tax reclaims receivable	26,671
Receivable from affiliates	33,614
Directors' deferred compensation plan	1,396
Total assets	$136,254,848
Liabilities
Payable for open forward foreign currency exchange contracts	$190,540
Due to custodian	37
Payable for capital shares redeemed	34,028
Payable for foreign capital gains taxes	32,671
Deposits for securities loaned	697,335
Payable to affiliates:
Investment advisory fee	73,880
Administrative fee	14,115
Distribution and service fees	1,257
Sub-transfer agency fee	607
Directors' fees and expenses	1,866
Directors' deferred compensation plan	1,396
Payable for custodian fees	76,983
Accrued expenses	108,097
Total liabilities	$1,232,812
Net Assets	$135,022,036
Sources of Net Assets
Paid-in capital	$95,470,323
Distributable earnings	39,551,713
Net Assets	$135,022,036
Class A Shares
Net Assets	$5,960,033
Shares Outstanding	380,940
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.65
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$16.52
7
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class I Shares
Net Assets	$129,062,003
Shares Outstanding	8,177,177
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.78

On sales of $50,000 or more, the offering price of Class A shares is reduced.
8
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $173,166)	$1,004,785
Dividend income - affiliated issuers	31,642
Interest income (net of foreign taxes withheld of $13)	58,358
Securities lending income, net	6,530
Total investment income	$1,101,315
Expenses
Investment advisory fee	$420,694
Administrative fee	80,132
Distribution and service fees:
Class A	6,695
Directors' fees and expenses	5,650
Custodian fees	56,821
Transfer agency fees and expenses	49,282
Accounting fees	14,196
Professional fees	35,554
Registration fees	18,502
Reports to shareholders	9,484
Miscellaneous	28,601
Total expenses	$725,611
Waiver and/or reimbursement of expenses by affiliates	$(81,903)
Net expenses	$643,708
Net investment income	$457,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $181,255)	$8,537,944
Foreign currency transactions	286,155
Forward foreign currency exchange contracts	(438,691)
Net realized gain	$8,385,408
Change in unrealized appreciation (depreciation):
Investment securities (including net decrease in payable for foreign capital gains taxes of $319,800)	$1,105,635
Foreign currency	(6,862)
Forward foreign currency exchange contracts	338,073
Net change in unrealized appreciation (depreciation)	$1,436,846
Net realized and unrealized gain	$9,822,254
Net increase in net assets from operations	$10,279,861
9
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$457,607	$2,181,021
Net realized gain	8,385,408	5,711,870
Net change in unrealized appreciation (depreciation)	1,436,846	18,395,249
Net increase in net assets from operations	$10,279,861	$26,288,140
Distributions to shareholders:
Class A	$(148,425)	$(48,161)
Class I	(3,822,639)	(1,483,300)
Total distributions to shareholders	$(3,971,064)	$(1,531,461)
Capital share transactions:
Class A	$1,141,607	$642,563
Class I	7,842,487	3,070,299
Net increase in net assets from capital share transactions	$8,984,094	$3,712,862
Net increase in net assets	$15,292,891	$28,469,541
Net Assets
At beginning of period	$119,729,145	$91,259,604
At end of period	$135,022,036	$119,729,145
10
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.88	$11.95	$10.05	$9.79	$12.39	$10.64
Income (Loss) From Operations
Net investment income(1)	$0.04	$0.23	$0.22	$0.13	$0.17	$0.09
Net realized and unrealized gain (loss)	1.19	2.88	1.99	0.66	(2.23)	1.67
Total income (loss) from operations	$1.23	$3.11	$2.21	$0.79	$(2.06)	$1.76
Less Distributions
From net investment income	$(0.46)	$(0.18)	$(0.31)	$(0.53)	$(0.06)	$(0.01)
From net realized gain	—	—	—	—	(0.48)	—
Total distributions	$(0.46)	$(0.18)	$(0.31)	$(0.53)	$(0.54)	$(0.01)
Net asset value — End of period	$15.65	$14.88	$11.95	$10.05	$9.79	$12.39
Total Return(2)	8.39%(3)	26.48%	22.50%	8.18%	(17.42)%	16.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,960	$4,614	$3,114	$2,133	$1,270	$477
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.33%(5)	1.38%	1.42%(6)	1.35%(6)	1.36%(7)	1.41%
Net expenses	1.20%(5)(8)	1.20%(8)	1.22%(6)(8)	1.21%(6)(8)	1.22%(7)(8)	1.20%
Net investment income	0.46%(5)	1.82%	2.03%	1.31%	1.53%	0.68%
Portfolio Turnover	26%(3)	119%	76%	82%	45%	64%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense and fees of 0.02% and 0.01% of average daily net assets for the years ended September 30, 2024 and 2023, respectively.
(7)	Includes interest expense from bank overdrafts of 0.02%.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.02	$12.04	$10.13	$9.85	$12.44	$10.66
Income (Loss) From Operations
Net investment income(1)	$0.06	$0.27	$0.23	$0.16	$0.19	$0.09
Net realized and unrealized gain (loss)	1.19	2.91	2.02	0.66	(2.23)	1.71
Total income (loss) from operations	$1.25	$3.18	$2.25	$0.82	$(2.04)	$1.80
Less Distributions
From net investment income	$(0.49)	$(0.20)	$(0.34)	$(0.54)	$(0.07)	$(0.02)
From net realized gain	—	—	—	—	(0.48)	—
Total distributions	$(0.49)	$(0.20)	$(0.34)	$(0.54)	$(0.55)	$(0.02)
Net asset value — End of period	$15.78	$15.02	$12.04	$10.13	$9.85	$12.44
Total Return(2)	8.44%(3)	26.85%	22.80%	8.48%	(17.20)%	16.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$129,062	$115,116	$88,146	$91,291	$71,779	$57,772
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.08%(5)	1.13%	1.17%(6)	1.10%(6)	1.11%(7)	1.16%
Net expenses	0.95%(5)(8)	0.95%(8)	0.97%(6)(8)	0.96%(6)(8)	0.97%(7)(8)	0.95%
Net investment income	0.69%(5)	2.12%	2.10%	1.52%	1.61%	0.71%
Portfolio Turnover	26%(3)	119%	76%	82%	45%	64%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense and fees of 0.02% and 0.01% of average daily net assets for the years ended September 30, 2024 and 2023, respectively.
(7)	Includes interest expense from bank overdrafts of 0.02%.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005%, 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022, respectively).
12
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Emerging Markets Advancement Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
13

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Argentina	$586,365	$ —	$ —	$586,365
Brazil	8,640,568	—	—	8,640,568
Chile	—	11,384,879	—	11,384,879
China	4,474,032	7,895,119	—	12,369,151
Cyprus	—	4,708,034	—	4,708,034
Egypt	—	1,163,023	—	1,163,023
Georgia	—	3,587,963	—	3,587,963
Greece	—	15,718,394	—	15,718,394
Hong Kong	—	145,107	—	145,107
Hungary	—	2,649,147	—	2,649,147
India	73,024	11,969,301	—	12,042,325
Kuwait	—	3,416,897	—	3,416,897
Pakistan	926,000	693,567	—	1,619,567
Romania	—	2,359	—	2,359
Slovenia	—	3,832,443	—	3,832,443
South Africa	—	6,845,517	—	6,845,517
South Korea	—	15,441,474	—	15,441,474
Taiwan	—	17,168,048	—	17,168,048
United Arab Emirates	—	2,077,705	—	2,077,705
Vietnam	—	2,219,758	—	2,219,758
Total Common Stocks	$14,699,989	$110,918,735(1)	$ —	$125,618,724
Preferred Stocks	$836	$ —	$ —	$836
Short-Term Investments:
Affiliated Fund	3,373,612	—	—	3,373,612
Securities Lending Collateral	697,335	—	—	697,335
U.S. Treasury Obligations	—	3,088,678	—	3,088,678
Total Investments	$18,771,772	$114,007,413	$ —	$132,779,185
Forward Foreign Currency Exchange Contracts	$ —	$384,785	$ —	$384,785
Total	$18,771,772	$114,392,198	$ —	$133,163,970
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(190,540)	$ —	$(190,540)
Total	$ —	$(190,540)	$ —	$(190,540)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
14

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
15

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.63% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2026, the investment advisory fee amounted to $420,694. Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $1,185 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.20% and 0.95% for Class A and Class I, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM and EVAIL waived and/or reimbursed expenses in total of $80,718.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $80,132.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $6,695 for Class A shares.
The Fund was informed that EVD received $571 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $1,110 and are included in transfer agency fees and expenses on the Statement of Operations.
During the six months ended March 31, 2026, CRM reimbursed the Fund $4,384 for a net realized loss due to a trading error in the period. The impact of the reimbursement had no significant impact on total return for each class.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $37,151,745 and $33,865,765, respectively.
16

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $5,360,285 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $5,360,285 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$95,943,881
Gross unrealized appreciation	$42,795,311
Gross unrealized depreciation	(5,765,762)
Net unrealized appreciation	$37,029,549
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2026 is included in the Schedule of Investments. At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. During the six months ended March 31, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $190,540. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $1,692,761 at March 31, 2026.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement(s), which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
17

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

At March 31, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk was as follows:
				Fair Value
Derivative		Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts		$384,785	$(190,540)
Total Derivatives subject to master netting agreement	$384,785	$(190,540)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs International	$59,120	$(27,806)	$ —	$ —	$31,314
Standard Chartered Bank	110,977	(9,834)	—	—	101,143
UBS AG	214,688	(152,900)	—	—	61,788
	$384,785	$(190,540)	$ —	$ —	$194,245

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Goldman Sachs International	$(27,806)	$27,806	$ —	$ —	$ —
Standard Chartered Bank	(9,834)	9,834	—	—	—
UBS AG	(152,900)	152,900	—	—	—
	$(190,540)	$190,540	$ —	$ —	$ —

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended March 31, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(438,691)	$338,073

(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
18

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended March 31, 2026, which is indicative of the volume of this derivative type, was approximately $52,880,000.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2026, the total value of securities on loan was $1,924,373 and the total value of collateral received was $1,991,483, comprised of cash of $697,335 and U.S. government and/or agencies securities of $1,294,148.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$697,335	$ —	$ —	$ —	$697,335
The carrying amount of the liability for deposits for securities loaned at March 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2026. The Fund did not have any significant borrowings or allocated fees for during six months ended March 31, 2026.
19

Calvert
Emerging Markets Advancement Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

8  Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $3,373,612, which represents 2.5% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,408,291	$27,008,052	$(27,042,731)	$ —	$ —	$3,373,612	$31,642	3,373,612
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	112,965	$1,817,160	105,494	$1,357,493
Reinvestment of distributions	9,921	148,425	4,213	48,161
Shares redeemed	(51,983)	(823,978)	(60,278)	(763,091)
Net increase	70,903	$1,141,607	49,429	$642,563
Class I
Shares sold	1,544,158	$24,752,465	3,545,204	$44,551,016
Reinvestment of distributions	253,022	3,815,564	128,976	1,483,221
Shares redeemed	(1,286,238)	(20,725,542)	(3,326,118)	(42,963,938)
Net increase	510,942	$7,842,487	348,062	$3,070,299
At March 31, 2026, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Growth Allocation Fund owned in the aggregate 29.3% of the value of the outstanding shares of the Fund.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
20

CEFAX-NCSR 3.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert World Values Fund, Inc.
By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	May 26, 2026

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	May 26, 2026